SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Continuous Unrealized Losses and Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 81,707	$ 254,703
Unrealized losses, less than 12 months	(137)	(767)
Fair value,12 months or greater	53,663	120,661
Unrealized losses, 12 months or greater	(156)	(1,453)
Fair value, Total	135,370	375,364
Unrealized losses, Total	(293)	(2,220)
Corporate debentures
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	70,733	231,845
Unrealized losses, less than 12 months	(117)	(754)
Fair value,12 months or greater	48,658	113,870
Unrealized losses, 12 months or greater	(154)	(1,239)
Fair value, Total	119,391	345,715
Unrealized losses, Total	(271)	(1,993)
U.S. Treasuries
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	0	14,926
Unrealized losses, less than 12 months	0	(12)
Fair value,12 months or greater	5,005	6,791
Unrealized losses, 12 months or greater	(2)	(214)
Fair value, Total	5,005	21,717
Unrealized losses, Total	(2)	(226)
U.S. Government Agencies
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	10,974	7,932
Unrealized losses, less than 12 months	(20)	(1)
Fair value,12 months or greater	0	0
Unrealized losses, 12 months or greater	0	0
Fair value, Total	10,974	7,932
Unrealized losses, Total	$ (20)	$ (1)